Inventories	6 Months Ended
Dec. 31, 2021
Inventories
Inventories

19         Inventories

	31 December	30 June	31 December
	2021	2021	2020
	£’000	£’000	£’000
Finished goods	2,876	2,080	2,792

The cost of inventories recognized as an expense and included in operating expenses for the six months ended 31 December 2021 amounted to £7,263,000 (year ended 30 June 2021: £5,061,000; six months ended 31 December 2020: £3,211,000).